Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition of Assets and Liabilities (Details)	Aug. 29, 2017 USD ($)
Business Combinations [Abstract]
Cash
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663
Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516
Excess of liabilities over assets	$ 54,853